Commitments and contingencies - Open tax procedures - ll (Details) - SUNAT. - Year 2010 [Member]	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 04, 2020 PEN (S/)	Dec. 04, 2020 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Tax debt			S/ 340,074,000	$ 91,590,000
Collection of debt forced amount	S/ 1,800,000	$ 486,000